UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  028-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

 /s/    Kevin Oram     New York, NY     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $1,006,950 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   167788  2208615 SH       SOLE                  2099025        0   109590
APPLIED MATLS INC              COM              038222105    82240  6100884 SH       SOLE                  5798224        0   302660
ASCENA RETAIL GROUP INC        COM              04351G101   108858  5868351 SH       SOLE                  5577180        0   291171
ASPEN TECHNOLOGY INC           COM              045327103    57731  1787880 SH       SOLE                  1697557        0    90323
COMFORT SYS USA INC            COM              199908104    42207  2995534 SH       SOLE                  2846944        0   148590
JOS A BANK CLOTHIERS INC       COM              480838101    54657  1369862 SH       SOLE                  1301066        0    68796
KNOLL INC                      COM NEW          498904200    81164  4476785 SH       SOLE                  4253809        0   222976
MONARCH CASINO & RESORT INC    COM              609027107     3921   403014 SH       SOLE                   351747        0    51267
OPEN TEXT CORP                 COM              683715106   102124  1730336 SH       SOLE                  1644491        0    85845
PROGRESS SOFTWARE CORP         COM              743312100   106509  4665298 SH       SOLE                  4433828        0   231470
QUANEX BUILDING PRODUCTS COR   COM              747619104    38808  2410457 SH       SOLE                  2289712        0   120745
TIBCO SOFTWARE INC             COM              88632Q103    58988  2918016 SH       SOLE                  2771469        0   146547
WATERS CORP                    COM              941848103   101955  1085669 SH       SOLE                  1031799        0    53870